Shareholder Report, Average Annual Return (Details)		4 Months Ended	11 Months Ended	12 Months Ended
		Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000254727
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Brown Advisory Flexible Equity ETF
C000259983
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Brown Advisory Sustainable Growth ETF
C000259984
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Brown Advisory Sustainable Value ETF
Without Sales Load [Member] | C000254727
Average Annual Return [Line Items]
Average Annual Return, Percent			8.15%
Without Sales Load [Member] | C000259983
Average Annual Return [Line Items]
Average Annual Return, Percent		5.92%
Without Sales Load [Member] | C000259984
Average Annual Return [Line Items]
Average Annual Return, Percent		7.68%
S&P 500 Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]			S&P 500 Index (USD) (NR)
Average Annual Return, Percent			14.86%
Russell 1000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]			Russell 1000 Index (USD) (TR)
Average Annual Return, Percent		12.21%
Russell 1000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]			Russell 1000 Index (USD) (TR)
Average Annual Return, Percent		12.21%
Russell 1000 Growth Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]			Russell 1000 Growth Index (USD) (TR)
Average Annual Return, Percent		15.82%
Russell 1000 Value Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 1000 Value Index (USD)
Average Annual Return, Percent		8.27%

[1]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.